AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 96.7%
Communication Services - 9.6%
Auto Trader Group PLC (United Kingdom)*,1	2,186,440	$16,717,586
giftee, Inc. (Japan)*,2	249,700	7,917,238
HUYA, Inc., ADR (China)*,2	311,503	6,068,078
IPSOS (France)	236,645	8,928,116
Kakaku.com, Inc. (Japan)	417,600	11,430,715
Karnov Group AB (Sweden)	700,742	4,189,394
Modern Times Group MTG AB, Class B (Sweden)*	456,356	6,616,852
Nordic Entertainment Group AB, Class B (Sweden)*	622,504	27,681,611
Stillfront Group AB (Sweden)*	1,369,700	12,661,528

Total Communication Services		102,211,118
Consumer Discretionary - 5.8%
Afya, Ltd., Class A (Brazil)*	313,800	5,833,542
CIE Automotive, S.A. (Spain)	436,578	11,452,786
Dalata Hotel Group PLC (Ireland)*	1,604,821	7,951,338
Food & Life Cos., Ltd. (Japan)	565,004	25,050,148
momo.com, Inc. (Taiwan)	318,100	11,095,133

Total Consumer Discretionary		61,382,947
Consumer Staples - 5.7%
Kobe Bussan Co., Ltd. (Japan)	865,698	23,211,308
Pola Orbis Holdings, Inc. (Japan)	537,000	12,951,143
Sugi Holdings Co., Ltd. (Japan)	158,997	12,617,260
Zur Rose Group AG (Switzerland)*	30,800	11,605,263

Total Consumer Staples		60,384,974
Financials - 17.7%
Aruhi Corp. (Japan)	402,147	6,566,561
Challenger, Ltd. (Australia)	3,306,110	16,108,944
Conduit Holdings, Ltd. (Bermuda)*	1,456,700	10,342,264
doValue S.P.A. (Italy)*,1	578,200	7,051,773
FinecoBank Banca Fineco S.P.A. (Italy)*,2	1,530,613	25,040,500
Lancashire Holdings, Ltd. (United Kingdom)	1,499,700	13,299,493
Nordnet AB publ (Sweden)*	989,787	15,979,935
Patria Investments, Ltd., Class A (Cayman Islands)*	521,600	9,086,272
St James's Place PLC (United Kingdom)	1,818,900	31,933,164
Steadfast Group, Ltd. (Australia)	7,754,483	22,529,371
Tamburi Investment Partners S.P.A. (Italy)	716,815	6,367,868
Topdanmark AS (Denmark)	297,311	13,560,279
Zenkoku Hosho Co., Ltd. (Japan)	221,509	10,195,299

Total Financials		188,061,723
Health Care - 8.3%
Amplifon S.P.A. (Italy)*,2	518,595	19,297,262
	Shares	Value

Mani, Inc. (Japan)	544,433	$13,702,999
MedPeer, Inc. (Japan)*	226,200	13,410,086
Menicon Co., Ltd. (Japan)	140,900	8,331,243
Nippon Shinyaku Co., Ltd. (Japan)	170,900	12,723,742
Orpea SA (France)*	177,048	20,501,869

Total Health Care		87,967,201
Industrials - 25.1%
A-Living Smart City Services Co., Ltd. (China)[1]	3,383,600	15,062,751
Befesa, S.A. (Luxembourg)[1]	262,961	17,620,065
Boa Vista Servicos, S.A. (Brazil)	2,904,850	6,002,044
Bodycote PLC (United Kingdom)	476,439	5,428,132
Electrocomponents PLC (United Kingdom)	2,122,151	29,061,459
Fuji Corp. (Japan)	446,800	11,470,098
Harmonic Drive Systems, Inc. (Japan)	114,549	7,766,276
HomeServe PLC (United Kingdom)	1,215,400	20,124,451
Howden Joinery Group PLC (United Kingdom)*	1,614,363	16,312,542
Interpump Group S.P.A. (Italy)	300,657	15,152,986
IPH, Ltd. (Australia)	2,544,540	12,847,056
Melrose Industries PLC (United Kingdom)*	9,774,622	22,476,642
Polypipe Group PLC (United Kingdom)*	2,120,505	16,228,339
Prosegur Cia de Seguridad, S.A. (Spain)	5,540,604	17,608,134
Rotork PLC (United Kingdom)	3,472,500	17,067,610
RWS Holdings PLC (United Kingdom)	1,426,000	11,972,231
Stabilus, S.A. (Luxembourg)	120,611	8,502,581
Valmet OYJ (Finland)	415,000	15,110,446

Total Industrials		265,813,843
Information Technology - 15.8%
Accton Technology Corp. (Taiwan)	939,700	9,135,907
Barco, N.V. (Belgium)	412,890	9,685,259
BE Semiconductor Industries, N.V. (Netherlands)	130,700	10,917,732
Camtek, Ltd. (Israel)*	59	1,764
Chinasoft International, Ltd. (China)	9,243,500	10,022,724
Disco Corp. (Japan)	33,660	10,636,696
Elecom Co., Ltd. (Japan)	589,876	13,112,454
Horiba, Ltd. (Japan)	224,248	14,190,213
Keywords Studios PLC (Ireland)*	399,271	14,168,197
LINK Mobility Group Holding A.S.A. (Norway)*	861,600	4,180,495
Pexip Holding A.S.A. (Norway)*	635,257	7,129,672
Pushpay Holdings, Ltd. (New Zealand)*	5,483,400	7,981,107
Solutions 30 SE (Luxembourg)*,2	589,200	7,485,422
Spirent Communications PLC (United Kingdom)	2,870,300	9,435,527
Systena Corp. (Japan)	513,000	10,291,974
Tokai Carbon Korea Co., Ltd. (South Korea)	62,400	10,396,539

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 15.8% (continued)
Tri Chemical Laboratories, Inc. (Japan)	390,000	$12,477,674
Yeahka, Ltd. (China)*,2	916,700	6,390,831

Total Information Technology		167,640,187
Materials - 3.4%
Asahi Holdings, Inc. (Japan)	429,700	8,254,107
Toyo Gosei Co., Ltd. (Japan)	118,200	14,927,825
Verallia, S.A. (France)[1]	374,300	13,484,040

Total Materials		36,665,972
Real Estate - 2.3%
Katitas Co., Ltd. (Japan)	389,452	10,883,613
Real Matters, Inc. (Canada)*	495,400	5,637,161
Safestore Holdings PLC, REIT (United Kingdom)	767,400	8,415,894

Total Real Estate		24,936,668
Utilities - 3.0%
Friedrich Vorwerk Group SE (Germany)*	102,600	6,070,094
Rubis SCA (France)	535,030	25,320,383

Total Utilities		31,390,477

Total Common Stocks (Cost $806,796,031)		1,026,455,110

	Principal Amount
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 1.6%[3]
Bank of Montreal, dated 03/31/21, due 04/01/21, 0.010% total to be received $248,140 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 10/01/30 - 04/01/51, totaling $253,103)	$248,140	248,140
Cantor Fitzgerald Securities, Inc., dated 03/31/21, due 04/01/21, 0.020% total to be received $3,890,602 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 04/15/21 - 02/20/71, totaling $3,968,412)	3,890,600	3,890,600
Citadel Securities LLC, dated 03/31/21, due 04/01/21, 0.060% total to be received $1,125,772 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 04/13/21 - 02/15/48, totaling $1,148,288)	1,125,770	1,125,770
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $3,890,611 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $3,968,423)	3,890,610	3,890,610
	Principal Amount	Value

JVB Financial Group LLC, dated 03/31/21, due 04/01/21, 0.050% total to be received $1,373,949 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 07/01/22 - 03/01/51, totaling $1,401,426)	$1,373,947	$1,373,947
Mirae Asset Securities USA, Inc., dated 03/31/21, due 04/01/21, 0.030% total to be received $1,355,490 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.500%, 06/01/21 - 02/20/71, totaling $1,382,600)	1,355,489	1,355,489
Palafox Trading LLC , dated 03/31/21, due 04/01/21, 0.060% total to be received $1,287,818 (collateralized by various U.S. Treasuries, 0.625% - 1.875%, 01/31/22 - 02/15/41, totaling $1,317,377)	1,287,816	1,287,816
State of Wisconsin Investment Board, dated 03/31/21, due 04/01/21, 0.090% total to be received $3,209,123 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $3,273,308)	3,209,115	3,209,115

Total Joint Repurchase Agreements		16,381,487

	Shares
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	8,830,846	8,830,846
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	8,830,846	8,830,846
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[4]	9,098,448	9,098,448

Total Other Investment Companies		26,760,140

Total Short-Term Investments (Cost $43,141,627)		43,141,627
Total Investments - 100.8% (Cost $849,937,658)		1,069,596,737
Other Assets, less Liabilities - (0.8)%		(8,775,391)
Net Assets - 100.0%		$1,060,821,346

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $69,936,215 or 6.6% of net assets.
[2]	Some of these securities, amounting to $15,437,709 or 1.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$35,582,409	$230,231,434	—	$265,813,843
Financials	42,460,244	145,601,479	—	188,061,723
Information Technology	18,350,456	149,289,731	—	167,640,187
Communication Services	6,068,078	96,143,040	—	102,211,118
Health Care	—	87,967,201	—	87,967,201
Consumer Discretionary	13,784,880	47,598,067	—	61,382,947
Consumer Staples	—	60,384,974	—	60,384,974
Materials	—	36,665,972	—	36,665,972
Utilities	6,070,094	25,320,383	—	31,390,477
Real Estate	14,053,055	10,883,613	—	24,936,668
Short-Term Investments
Joint Repurchase Agreements	—	16,381,487	—	16,381,487
Other Investment Companies	26,760,140	—	—	26,760,140
Total Investments in Securities	$163,129,356	$906,467,381	—	$1,069,596,737

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	5.0
Belgium	0.9
Bermuda	1.0
Brazil	1.2
Canada	0.5
Cayman Islands	0.9
China	3.7
Denmark	1.3
Finland	1.5
France	6.6
Germany	0.6
Ireland	2.2
Israel	0.0#
Italy	7.1
Japan	26.5
Luxembourg	3.3
Netherlands	1.1
New Zealand	0.8
Norway	1.1
South Korea	1.0
Spain	2.8
Sweden	6.5
Switzerland	1.1
Taiwan	2.0
United Kingdom	21.3
100.0

#	Less than 0.05%.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$15,437,709	$16,381,487	$1,050,536	$17,432,023
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	1.250%-3.125%	08/31/24-05/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.